Leases (Schedule of Rent Expense) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities, operating cash flows from operating leases	$ 135,788
Right-of-use assets obtained in exchange for new lease liabilities, operating leases	$ 118,285
Weighted-average remaining lease term, operating leases	8 years
Weighted-average discount rate, operating leases	5.00%